Investment Strategy - Investment Trust Prospectus	Aug. 01, 2026
CORE PLUS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in debt securities such as notes, bonds, commercial paper, mortgage- or asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, and U.S. Treasury securities. These securities may be payable in U.S. or foreign currencies.
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The fund may invest up to 35% of its assets in high-yield debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund may also invest in securities issued by companies that are located in emerging market countries—emerging market securities.
The fund may invest in non-dollar denominated debt securities. The weighted average maturity of the fund’s portfolio must be 3½ years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The portfolio managers select securities using an approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. Portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. As the market environment and investment opportunities change, portfolio managers buy and sell securities to meet the fund’s evolving sector allocations and credit quality standards.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

DIVERSIFIED BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, securities backed by mortgages or other assets, collateralized loan obligations, and collateralized mortgage obligations. Shorter-term debt securities round out the portfolio.
The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objective. Such derivatives may include futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
The portfolio managers select securities using an approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. Portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. As the market environment and investment opportunities change, portfolio managers buy and sell securities to meet the fund’s evolving sector allocations and credit quality standards.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities.
HIGH INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.
Types of high-yield securities the fund may invest in include: bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.
Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The fund may invest up to 20% of its net assets in bank loan investments.
Deferred payment securities are zero-coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.
The fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

HIGH-YIELD FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s net assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities, as well as loan participations and loan assignments). The remaining assets may be invested in common stocks or other equity-related securities. The fund may invest in new issuances of high yield securities, distressed securities and restricted or illiquid securities, including Rule 144A securities. Convertible securities in which the fund may invest include contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments). A CoCo is a fixed-income instrument that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. The value of CoCos tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swaps (including credit default swaps), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers follow a systematic process that utilizes data and technology to identify diversified sources of return. The approach uses a disciplined, model-driven investment process that is designed to take advantage of inefficiencies in the high yield bond market and deliver attractive performance through security selection. The portfolio managers use quantitative models and tools to evaluate securities based on a number of factors, such as a bond’s spread, its price, the issuer’s equity momentum, and the issuer’s profitability, to construct a portfolio that is diversified and has balanced factor exposures. The portfolio managers then review the output of the quantitative model and, if necessary, make adjustments based on situations such as extraordinary economic events, corporate developments, or liquidity issues.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s net assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities, as well as loan participations and loan assignments).
MULTISECTOR INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities, collateralized loan obligations, collateralized mortgage obligations, and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets debt securities.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives. Convertible securities in which the fund may invest include contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments). A CoCo is a fixed-income instrument that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.
The value of CoCos tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index).The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average maturity of the fund’s portfolio must be 3½ years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value.
The portfolio managers select securities using an approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. Portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. As the market environment and investment opportunities change, portfolio managers buy and sell securities to meet the fund’s evolving sector allocations and credit quality standards.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.

PRIME MONEY MARKET FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and federal, state and local governments.
Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include municipal securities and variable-rate securities. A municipal security is a taxable or tax-exempt debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some index, such as the Secured Overnight Financing Rate (SOFR).
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

SHORT DURATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in debt securities such as notes, bonds, commercial paper, mortgage- or asset backed securities, collateralized loan obligations, collateralized mortgage obligations, and U.S. Treasury securities. These securities may be payable in U.S. or foreign currencies.
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The fund may invest up to 35% of its assets in high-yield debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund may also invest in securities issued by companies that are located in emerging market countries.
No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund may invest in convertible securities, including contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 instruments). A CoCo is a fixed-income instrument that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. The value of CoCos tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivatives may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
The portfolio managers select securities using an approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. Portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. As the market environment and investment opportunities change, portfolio managers buy and sell securities to meet the fund’s evolving sector allocations and credit quality standards.

SHORT DURATION INFLATION PROTECTION BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest a portion of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, and collateralized obligations such as collateralized loan obligations and collateralized mortgage obligations, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.
The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swaps (including inflation and credit default swaps), provided that such instruments are in keeping with the fund’s investment objective.
The weighted average duration of the fund’s portfolio must be five years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in inflation-linked debt securities.
SHORT DURATION STRATEGIC INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in corporate bonds and notes, government securities, collateralized loan obligations, collateralized mortgage obligations and securities backed by mortgages or other assets. The fund may invest in both investment-grade and high-yield, non-money market debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives. Convertible securities in which the fund may invest include contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments). A CoCo is a fixed-income instrument that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. The value of CoCos tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index). The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. For example, if the weighted average duration of the fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% change in interest rates.
The portfolio managers select securities using an approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. Portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. As the market environment and investment opportunities change, portfolio managers buy and sell securities to meet the fund’s evolving sector allocations and credit quality standards.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of the two positions is intended to reduce or eliminate the exposure created by the first position.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds), unaffiliated funds, securities and other financial instruments.

U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund is a government money market fund, which means it invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by government securities or cash. Additionally, the fund has a policy to invest at least 80% of its assets in government securities and/or repurchase agreements collateralized by government securities. Government securities include any securities issued or guaranteed as to principal or interest by the United States and its agencies or instrumentalities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Thus, the fund invests its assets in high quality, very short term debt securities.
Because this fund is a government money market fund, both retail and institutional shareholders may invest in the fund. This fund does not have the ability to impose a liquidity fee on the sale of shares or temporarily suspend redemptions in response to decreases in liquidity.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund may purchase government securities through buy/sell back transactions. The fund may commit up to 35% of its total assets to such transactions.
The securities in which the fund invests may include adjustable rate securities, such as variable rate demand notes (VRDNs).
Because short-term, U.S. government securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Additionally, the fund has a policy to invest at least 80% of its assets in government securities and/or repurchase agreements collateralized by government securities.